CVC - INCOME TAXES - Rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal tax benefit at statutory rate				$ (478,656)	$ (381,901)
State income taxes, net of federal impact				(61,698)	(39,336)
Changes in the valuation allowance				(111)	297
Other non-deductible expenses				3,405	1,551
Other, net				433	(2,882)
Income tax benefit	$ (60,703)	$ (45,908)		$ (2,862,352)	$ (259,666)
Cablevision Systems Corporation And Subsidiaries
Income Taxes [Line Items]
Federal tax benefit at statutory rate			$ 100,926			$ 119,931
State income taxes, net of federal impact			14,825			18,874
Changes in the valuation allowance			86			(902)
Changes in the state rates used to measure deferred taxes, net of federal benefit						(1,006)
Tax expense (benefit) relating to uncertain tax positions			178			574
New York tax reform						16,334
Non-deductible officers' compensation			462			846
Non-deductible merger transaction costs			9,392
Other non-deductible expenses			1,337			3,099
Research credit			(850)			(2,630)
Adjustment to prior year tax expense						(515)
Other, net			(1,508)			267
Income tax benefit			$ 124,848			$ 154,872